Income taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Changes In Valuation Allowance	$ 3,100,000	$ 2,200,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Operating Loss Carryforwards	58,500,000
Operating Loss Carryforwards, Expiration Dates	expire in various amounts during 2013 through 2032
Maximum Amount Of Operating Loss Carryforwards For Income Tax	300,000
Interest and Penalties Abated Value	$ 2,263,000